Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2016	December 31, 2015
Accrued pension liabilities	3	37
Deferred mobilization revenues	55	128
Intangible liabilities - unfavorable contracts (1)	23	66
Financing secured on SapuraKencana shares (Note 32)	—	160
Other non-current liabilities	38	10
Total other non-current liabilities	119	401

(1)	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 21 - "Goodwill and other intangible assets and liabilities" for more information